Borrowings - Long-term bank borrowings (Details) ¥ in Thousands, SFr in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CHF (SFr)
Debt Instrument [Line Items]
Long-term bank borrowings, current portion			¥ 1,782
Swiss Company
Debt Instrument [Line Items]
long-term borrowings			2,516		SFr 299
Long-Term Debt
Debt Instrument [Line Items]
Unused bank facility			524,836
Shanghai Hesai Long Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)		2 years
Line of credit facility, maximum borrowing capacity		¥ 700,000
Credit facility agreement			561,201
Interest rate				2.45%
Amount drew drawn			¥ 261,345	¥ 18,472
Shanghai Hesai Long Term Facility | Minimum
Debt Instrument [Line Items]
Interest rate			2.45%
Shanghai Hesai Long Term Facility | Maximum
Debt Instrument [Line Items]
Interest rate			2.65%
Shanghai Hesai Long Term Facility | Prime Rate
Debt Instrument [Line Items]
Annual interest rate		100.00%
Zhejiang Hertz Long Term Facility
Debt Instrument [Line Items]
Term of borrowings (in years)	1 year
Line of credit facility, maximum borrowing capacity	¥ 110,000
Interest rate			2.85%
Amount drew drawn			¥ 5,347
Long-term bank borrowings, current portion			¥ 1,782
Zhejiang Hertz Long Term Facility | Prime Rate
Debt Instrument [Line Items]
Annual interest rate	0.60%